Long-term and short-term loans issued	12 Months Ended
Dec. 31, 2022
Long-term and short-term loans issued
Long-term and short-term loans issued
12.	Long-term and short-term loans issued

As of December 31, 2022, long-term and short-term loans issued consisted of the following:

	Total as of		Net as of
	December 31,	Expected credit	December 31,
	2022	loss allowance	2022
Long-term loans
Loans to legal entities, including SME	871	(28)	843
Total long-term loans	871	(28)	843
Short-term loans
Factoring loans	12,668	(100)	12,568
Loans to legal entities, including SME	1,840	(254)	1,586
Loans to individuals	85	(39)	46
Total short-term loans	14,593	(393)	14,200

The Group’s loans are mainly denominated in Russian rubles.

As of December 31, 2021, long-term and short-term loans consisted of the following:

	Total as of		Net as of
	December 31,	Expected credit	December 31,
	2021	loss allowance	2021
Long-term loans
Loans to legal entities, including SME	268	(1)	267
Total long-term loans	268	(1)	267
Short-term loans
Factoring loans	9,959	(44)	9,915
Loans to legal entities, including SME	1,402	(47)	1,355
Total short-term loans	11,361	(91)	11,270

The following table contains an analysis of the credit risk exposure of loans issued and for which an ECL allowance is recognised. The Group has no internal grading system of loans issued and uses their overdue status for credit risk analysis. The carrying amount of loans issued to customers below also represents the Group's maximum exposure to credit risk on these loans.

		As of December 31, 2022		As of December 31, 2021
		Gross		Gross
		amount	ECL	amount	ECL
Not overdue	Stage 1	14,860	(22)	11,519	(21)
Up to 30 days overdue		112	(2)	40	(13)
30-60 days overdue	Stage 2	180	(118)	11	(4)
60-90 days overdue		18	(2)	4	(1)
90+ days overdue	Stage 3	294	(277)	55	(53)
Total		15,464	(421)	11,629	(92)

Loans issued within the factoring scheme are collateralized with the accounts receivable of the debtor in full amount. The other loans issued are not collateralized.

12.	Long-term and short-term loans issued (continued)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2022, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2022	(34)	(5)	(53)	(92)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	—	(112)	(228)	(340)
Transfers between stages	10	(3)	(7)	—
Amounts written off	—	—	11	11
ECL allowance as of December 31, 2022	(24)	(120)	(277)	(421)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2021, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2021	(5)	(1)	(31)	(37)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(29)	(4)	(30)	(63)
Transfers between stages	—	—	—	—
Amounts written off	—	—	8	8
ECL allowance as of December 31, 2021	(34)	(5)	(53)	(92)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2020, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2020	(229)	(120)	(494)	(843)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(128)	(211)	(498)	(837)
Transfers between stages	140	(8)	(132)	—
Amounts sold and written off	212	338	1,093	1,643
ECL allowance as of December 31, 2020	(5)	(1)	(31)	(37)